As filed with the Securities and Exchange Commission on April 14, 2000
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
         Pre-Effective Amendment No.    [   ]      [   ]
         Post-Effective Amendment No.   [ 90]      [ X ]
                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

         Amendment No.                  [ 45]      [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 17, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on  ________________pursuant  to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________pursuant to paragraph (a)(2)

         Neuberger  Berman  Equity  Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 90 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 90 ON FORM N-1A


         This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 90 on Form N-1A

         Neuberger Berman Technology Fund

         Part A - Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

Exhibit Index

         No change is intended to be made by this Post-Effective Amendment No. 90 to the prospectus or statement of additional information of any other series of Neuberger Berman Equity Funds.

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN TECHNOLOGY FUND
--------------------------------------------------------------------------------

                    PROSPECTUS APRIL 17, 2000

                        These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
--------------------------------------------------------------------------------

              NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Technology Fund

              YOUR INVESTMENT

     6 ......  Share Prices

     7 ......  Privileges and Services

     8 ......  Distributions and Taxes

    10 ......  Maintaining Your Account

    16 ......  Buying Shares

    18 ......  Selling Shares

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

--------------------------------------------------------------------------------

FUND MANAGEMENT

The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $54.4 billion in total assets (as of December 31, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS SEEKING LONG-TERM GROWTH OF CAPITAL

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 20 FOR INFORMATION ON HOW IT WORKS

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

NEUBERGER BERMAN TECHNOLOGY FUND
--------------------------------------------------------------------------------

                  "WE CONSTANTLY CHALLENGE WHAT WE THOUGHT YESTERDAY," SAYS MANAGEMENT TEAM MEMBER RUDY TORRIJOS, "AND WE REVISE IT FOR WHAT WE BELIEVE IS RIGHT FOR TODAY. RAPID CHANGE AND EVOLUTION ARE PART OF THE OPPORTUNITY IN THE TECHNOLOGY SECTOR. OUR JOB IS NOT TO FIGHT CHANGE, IT'S TO TRY TO TAKE ADVANTAGE OF THAT CHANGE."

GOAL AND STRATEGY
--------------------------------------------------------------------------------

TECHNOLOGY STOCKS
Technology companies are those whose processes, products or services may be expected to significantly benefit from technological developments and the application of technological advances. Therefore, these companies may be found in virtually any industry. Because the managers seek companies that benefit from innovations, there may be times when a significant portion of the portfolio consists of small- and mid-cap companies.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. In certain rapidly-emerging industries, such as the Internet, success may be measured in market share rather than profits. Often, growth stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

  [ICON]
          THE FUND SEEKS LONG TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests at least 65% of its assets in common stocks of companies substantially engaged in offering, using or developing products, processes or services that provide or that benefit significantly from technological advances, or are expected to do so. The fund may invest in companies of any capitalization size, and may invest up to 20% of its assets in foreign companies.

Some of the businesses that are, from time to time, likely to make up a significant portion of the portfolio, either individually or in the aggregate are:

- computer products, software and electronic components
- computer services
- telecommunications
- networking
- Internet
- biotechnology, pharmaceuticals or medical technology

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, technology or management. Factors in identifying these firms may include surprises in the company's fundamentals relative to the market's expectations, financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

The managers follow a disciplined selling strategy and may sell a portfolio stock when it is not likely to exceed the market's expectations, fails to perform as expected, or appears less desirable than another stock.

The fund may trade actively at certain times to take advantage of industries that are benefiting from recent innovations or attractive changes in stock prices.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


                      Technology Fund   3

FOREIGN SECURITIES
Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

MAIN RISKS
--------------------------------------------------------------------------------

  [ICON] Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this behavior, the value of your investment will rise and fall, and you could lose money.

By focusing on technology stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely and rapidly in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when they are out of favor.

- be subject to the risk that a particular group of stocks of companies in inter-related industries will decline in price due to sector-specific developments.

- be affected by obsolete technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. For instance, mid-cap and small- cap stocks tend to be less liquid and more volatile than large-cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected. Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- Because the fund is new it does not have performance to report.


                      4  Neuberger Berman

MANAGEMENT

The fund is managed by a team of investment professionals led by Jennifer Silver, Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. This team is part of the Growth Equity Group at Neuberger Berman, and has managed the fund's assets since May 2000.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman LLC as sub-adviser to provide management and related services. For management/administration services, the fund will pay Neuberger Berman Management a fee at the annual rate of 1.11% of average net assets.

INVESTOR EXPENSES
--------------------------------------------------------------------------------

  [ICON] The fund does not charge you any fees for buying, selling or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

SHAREHOLDER FEES     NONE

ANNUAL OPERATING EXPENSES (% of average net assets)**

These are deducted from fund assets, so you pay them indirectly.

         Management Fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other Expenses***                    0.91
                                              ....
EQUALS:  Total Annual Operating Expenses      2.02
MINUS:   Expense Reimbursement                0.02
                                              ....
EQUALS:  Net Expenses                         2.00

 ** NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN
    EXPENSES OF THE FUND THROUGH 12/31/03, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 2.00% OF AVERAGE NET ASSETS. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT THE REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 2.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 20.

*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold you shares or continued to hole them at the end of each period. Actual performance and expenses may be lower or higher.

                      1 Year  3 Years
-------------------------------------
Expenses               $203    $627

FINANCIAL HIGHLIGHTS -- Because the fund is new it does not have financial highlights to report.


                      Technology Fund   5

YOUR INVESTMENT

SHARE PRICES
--------------------------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have sales charges, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund will pay you the full share price when you sell shares. If you use an investment provider, that provider may charge fees which are in addition to those described in this prospectus.

The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. If you use an investment provider, depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.


                      6  Neuberger Berman

PRIVILEGES AND SERVICES
--------------------------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

If you purchase fund shares directly from Neuberger Berman Management, you have access to the services listed below to make investing easier. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals from a Neuberger Berman fund of at least $100 on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At WWW.NBFUNDS.COM, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-Registered Trademark- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


                      Your Investment   7

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

BUYING SHARES BEFORE A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares of the fund just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes these distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the fund will be reinvested in the fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.

If you use an investment provider, you must consult their representative about whether your income and capital gains distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA may also be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are


                      8  Neuberger Berman

--------------------------------------------------------------------------------

taxable as if they had been paid the previous year. Your tax statement (see sidebar on facing page) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

HOW TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, because you will not receive interest on uncashed checks.

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.


                      Your Investment   9

MAINTAINING YOUR ACCOUNT
--------------------------------------------------------------------------------

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the fund to withhold 31% of all money you receive from the fund, whether from selling shares or from distributions. We are also required to withhold 31% of all money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management are on pages 16 and 17. See the sidebars on pages 13 and 14 if you are buying shares through an investment provider. Whenever you make an initial investment in the fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management, instructions for selling shares are on pages 18 and 19. See the sidebars on pages 13 and 14 if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

The fund does not issue certificates for shares. If you have share certificates from prior purchases, please note that the only way to redeem share certificates is by sending in those certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.


                      10  Neuberger Berman

--------------------------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.


                      Your Investment   11

MAINTAINING YOUR ACCOUNT CONTINUED
--------------------------------------------------------------------------------

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).


                      12  Neuberger Berman

--------------------------------------------------------------------------------

INVESTMENT PROVIDERS

The fund shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders to buy, sell, or exchange shares. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the


                      Your Investment   13

MAINTAINING YOUR ACCOUNT CONTINUED
--------------------------------------------------------------------------------

call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors


INVESTMENT PROVIDERS

(CONTINUED)

If you use an investment provider, you must contact that provider to buy or sell shares of the fund.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See page 13 for more information.


                      14  Neuberger Berman

                 (This page has been left blank intentionally.)


                      Your Investment   15

BUYING SHARES

Method      Things to know

--------------------------------------------------------------------------------

SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

--------------------------------------------------------------------------------
WIRING MONEY

A wire for a first investment must be for at least $1,000

--------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER FUND

An exchange for a first investment must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be canceled or changed once it has been placed

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER
(with follow-up payment)

All phone investment orders must be for at least $1,000

The money for your shares must be received within three days after you place your order, or your order may be canceled

You will be responsible for any losses or fees resulting from a canceled order; if necessary, we may sell other shares belonging to you in order to cover these losses

Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      16  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order

----------------------------------------------------

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

Follow up with a wire, electronic transfer, or check (via express delivery)

To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366

Call 800-877-9700 for instructions


                      Your Investment   17

SELLING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be canceled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100


                      18  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nbfunds.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Write a request to sell shares as described above

Fax it to 212-476-8848

Call 800-877-9700 to make sure your fax arrived and is in order

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

----------------------------------------------------

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

Call 800-877-9700 for instructions

                      Your Investment   19

FUND STRUCTURE

------------------------------------------------------------

CONVERSION TO THE EURO

Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself.


                      20  Your Investment

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the document at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public
Reference Room.

NEUBERGER BERMAN TECHNOLOGY FUND

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on the fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] A0576F05/00                              SEC file number: 811-582

--------------------------------------------------------------------------------


                NEUBERGER BERMAN TECHNOLOGY FUND AND PORTFOLIO

                     STATEMENT OF ADDITIONAL INFORMATION


                             DATED APRIL 17, 2000


                             NO-LOAD MUTUAL FUND
             605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180
                            TOLL-FREE 800-877-9700
--------------------------------------------------------------------------------



            Neuberger Berman Technology Fund ("Fund"), a series of Neuberger Berman Equity Funds ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated April 17, 2000. The Fund invests all of its net investable assets in Neuberger Berman Technology Portfolio ("Portfolio").


            The Fund's Prospectus provides basic information that an investor should know before investing. You may obtain a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)2000 Neuberger Berman Management Inc.

                              TABLE OF CONTENTS


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................3
      Additional Investment Information......................................5


PERFORMANCE INFORMATION.....................................................21
      Total Return Computations.............................................21
      Comparative Information...............................................21
      Other Performance Information.........................................22


CERTAIN RISK CONSIDERATIONS.................................................23


TRUSTEES AND OFFICERS.......................................................23


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................28
      Investment Manager and Administrator..................................28
      Management and Administration Fees....................................29
      Sub-Adviser...........................................................30
      Investment Companies Managed..........................................31
      Management and Control of NB Management...............................33


DISTRIBUTION ARRANGEMENTS...................................................34


ADDITIONAL PURCHASE INFORMATION.............................................34
      Share Prices and Net Asset Value......................................34
      Automatic Investing and Dollar Cost Averaging.........................35


ADDITIONAL EXCHANGE INFORMATION.............................................35


ADDITIONAL REDEMPTION INFORMATION...........................................38
      Suspension of Redemptions.............................................38
      Redemptions in Kind...................................................39


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................39


ADDITIONAL TAX INFORMATION..................................................40

      Taxation of the Fund..................................................40
      Taxation of the Portfolio.............................................40
      Taxation of the Fund's Shareholders...................................43


PORTFOLIO TRANSACTIONS......................................................44
      Portfolio Turnover....................................................46


REPORTS TO SHAREHOLDERS.....................................................46


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................47


CUSTODIAN AND TRANSFER AGENT................................................49


INDEPENDENT ACCOUNTANTS.....................................................49


LEGAL COUNSEL...............................................................49



APPENDIX A.................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER......................A-1

                            INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented; or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            Although  the  Portfolio   does  not  have  policies   limiting  its
investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

            TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

INVESTMENT INSIGHT


            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families invested in the Neuberger Berman mutual funds.

            No one knows what the future will look like, but we do know that technological change permeates life in today's world and seems likely to play a huge role in shaping the future.

o Computers can read an imprint of your palm or the iris of your eye as security "passwords." Telephone services can recognize your voice and soon, voice operation of computers may be as commonplace as keyboards and mice.

o New appliances for the "smart house" - such as robotic vacuum cleaners and interactive kitchen appliances- are reportedly on the way.

o Biologists have cloned animals, and they are nearing completion of the human genetic "map." Many scientists and doctors believe that the mapping of the human genome - the entire sequence of 3 billion chemical pairs that constitute human DNA - will reveal to them why certain people are predisposed to certain diseases. Before too long, an individual's genetic sequence may dictate personally tailored remedies for illness and disease, with the potential to greatly extend human life. This knowledge and the potential treatment innovations may introduce a new era of medicine and entire new industries.

            The current stage of technology's evolution is especially exciting because everything is converging toward a unified system: the INTERNET. Not since Gutenberg invented the printing press in 1450 has there been an innovation with such potential for reshaping so many aspects of our lives. The reach of the Internet is global, and the opportunities, with commensurate risks, are virtually unlimited.1

            Yesterday's science fiction is rapidly becoming more science and less fiction. As Jennifer Silver, head of Neuberger Berman's Boston-based Growth Equity Group, says, "Technology has experienced constant change for many decades. But the more you see of the innovations today, the more excited you become."

            At Neuberger Berman, we believe growth opportunities exist for a wide range of companies - from the smallest start-ups to some of the largest blue chips. Among the perceived trends driving the continuing technology boom are:

o     Increasing business-to-business e-commerce
o     Rapid spread of the Internet among consumers
o     Advances in wireless broadband telecommunications
o     Proliferation of web-enabled appliances for the home and office
o     Innovations in medical diagnostic and surgical procedures
o     Improving biochemical and drug research techniques

            Neuberger Berman  Technology Fund seeks long-term  capital growth by investing in the stocks of compelling technology-related companies of all sizes. This all-cap technology fund will invest in companies such as computer products; software; electronic components; computer services; telecommunications; networking; Internet; biotechnology, pharmaceutical and medical technology.

-------------------
1 The Fund may or may not invest in companies involved with any aspect of the examples of technological change mentioned herein.

            The Fund may also include companies that are indirectly related to the technology sector, such as service providers to technology companies. Although there are no guarantees, the Fund will endeavor to select only those tech and tech-related stocks which its management team believes have the most merit and potential for growth.

            The Technology Fund employs quantitative and qualitative research screens to select approximately 60-75 stocks (based on portfolio assets of $25-$50 million) with the most merit. The management team looks for new companies that are in the development stage as well as older companies that appear poised to grow because of new products, technology or management.
Factors in identifying these firms may include:

o     positive  fundamental   surprises   (revenue/earnings   surprises,   new
      customer wins, subscribers, etc.)
o     strong position relative to competitors
o     new business alliances
o     multi-industry exposure or applications for products
o     development or use of technology innovations
o     financial strength
o     reasonable relative valuations

            The fast-paced technology sector compels investors to be open-minded and ready to scrutinize which companies are best - practically on a daily basis. That willingness and objectivity is an important part of the team's management style. "We constantly challenge what we thought yesterday," says management team member Rudy Torrijos, "and we revise it for what we think is right today. Rapid change and evolution are part of the opportunity in the technology sector. Our job is not to fight the change, it's to try to take advantage of that change."

            An investment concentrated in one area inevitably carries greater risk. With technology companies, any remarkable potential for growth is naturally accompanied by heightened volatility. Neuberger Berman has a time-honored tradition of taking risk seriously. The Technology Fund's management team uses a systematic investment discipline to help identify and control risk. If we think a company or its stock indicates any fundamental weakening, the team will sell it swiftly. Neuberger Berman also believes in staying faithful to its investment style, seeking strong growth companies at reasonable prices.


ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            TECHNOLOGY  SECURITIES.  These  include the  securities of companies substantially engaged in offering, using or developing products, processes or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software and electronic components; computer services; telecommunications; networking; internet; and biotechnology, pharmaceuticals or medical technology. Although the Portfolio will not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, the Portfolio may invest in companies in inter-related industries that may react similarly to economic or competitive pressures. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

            The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.


            POLICIES AND LIMITATIONS. The Portfolio normally invests at least 65% of its total assets in technology securities. The Portfolio may not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry.


            ILLIQUID SECURITIES.  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule

144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 20% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

            Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

       FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                  FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS")


            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.


            The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            The Portfolio may also purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation.

            CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options on securities. It may also write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs")) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options on securities. It may also write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do). The Portfolio would purchase a call option to offset a previously written call option or to protect against an increase in the price of the securities it intends to purchase.

            PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs).

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the

Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING HEDGING INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


            COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Portfolio.


            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures and in corporate debt securities rated below investment grade.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            Investment grade debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Portfolio warrants exposure to the additional level of risk.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities (including convertible securities). The Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 15% of its net assets.


            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or deemed by NB Management to be of comparable quality.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES  AND   LIMITATIONS.   Convertible   debt  securities  are
subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            SWAP AGREEMENTS The portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specific period.

            Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated.

            POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

            OTHER INVESTMENT COMPANIES. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


            POLICIES AND LIMITATIONS. Except as otherwise permitted pursuant to an exemptive order obtained by the Trust, the Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.



                           PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost. As of the date of this SAI, the Fund was new and had no performance history.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000

      Stock Index,  Russell  Midcap Value Index,  Dow Jones  Industrial  Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information regarding the effects of automatic investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                         CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                            TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman, LLC ("Neuberger Berman").


                                      Positions Held With
Name, Age, and Address(1)             The Trusts                 Principal Occupation(s)(2)
-------------------------             ----------                 --------------------------


Claudia A. Brandon (43)               Secretary of each Trust    Employee of  Neuberger  Berman since
                                                                 1999;    Vice   President   of   NB
                                                                 Management   from   1986  to  1999;
                                                                 Secretary   of  nine  other  mutual
                                                                 funds for which NB Management  acts
                                                                 as     investment     manager    or
                                                                 administrator.


Faith Colish (64)                     Trustee of each Trust      Attorney  at Law,  Faith  Colish,  A
63 Wall Street                                                   Professional Corporation.
24th Floor
New York, NY  10005


Stacy Cooper-Shugrue (36)             Assistant   Secretary  of  Employee of  Neuberger  Berman since
                                      each Trust                 1999;  Assistant  Vice  President of
                                                                 NB  Management  from  1993 to 1999;
                                                                 Assistant  Secretary  of nine other
                                                                 mutual    funds    for   which   NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.



                                                 23

                                      Positions Held With
Name, Age, and Address(1)             The Trusts                 Principal Occupation(s)(2)
-------------------------             ----------                 --------------------------

Barbara DiGiorgio (41)                Assistant   Treasurer  of  Employee    of    NB     Management;
                                      each Trust                 Assistant   Vice   President  of  NB
                                                                 Management   from   1993  to  1999;
                                                                 Assistant  Treasurer  since 1996 of
                                                                 nine other  mutual  funds for which
                                                                 NB  Management  acts as  investment
                                                                 manager or administrator.


Michael M. Kassen* (46)               President  and Trustee of  Executive  Vice   President,   Chief
                                      each Trust                 Investment  Officer and  Director of
                                                                 Neuberger   Berman,   Inc.  (holding
                                                                 company);  Executive Vice President,
                                                                 Chief    Investment    Officer   and
                                                                 Director    of    NB     Management;
                                                                 President  and  Trustee of six other
                                                                 mutual    funds    for    which   NB
                                                                 Management    acts   as   investment
                                                                 manager or administrator.

Howard A. Mileaf (62)                 Trustee of each Trust      Vice  President and Special  Counsel
WHX Corporation                                                  to    WHX    Corporation    (holding
110 East 59th Street                                             company)  since  1992;  Director  of
30th Floor                                                       Kevlin Corporation  (manufacturer of
New York, NY  10022                                              microwave and other products).

Edward I. O'Brien* (71)               Trustee of each Trust      Until   1993,   President   of   the
12 Woods Lane                                                    Securities   Industry    Association
Scarsdale, NY 10583                                              ("SIA")    (securities    industry's
                                                                 representative     in    government
                                                                 relations and regulatory matters at
                                                                 the  federal  and  state   levels);
                                                                 until  November  1993,  employee of
                                                                 the SIA;  Director  of Legg  Mason,
                                                                 Inc.

John T. Patterson, Jr. (71)           Trustee of each Trust      Retired.   Formerly,   President  of
7082 Siena Court                                                 SOBRO (South Bronx Overall  Economic
Boca Raton, FL  33433                                            Development Corporation).




                                                 24

                                      Positions Held With
Name, Age, and Address(1)             The Trusts                 Principal Occupation(s)(2)
-------------------------             ----------                 --------------------------

John P. Rosenthal (66)                Trustee of each Trust      Senior  Vice  President  of  Burnham
Burnham Securities Inc.                                          Securities    Inc.   (a   registered
Burnham Asset Management Corp.                                   broker-dealer)      since      1991;
1325 Avenue of the Americas                                      Director,      Cancer      Treatment
17th Floor                                                       Holdings, Inc.
New York, NY  10019


Richard Russell (53)                  Treasurer  and  Principal  Employee  of  NB  Management   since
                                      Accounting   Officer   of  1993;    Treasurer   and   Principal
                                      each Trust                 Accounting  Officer  of  nine  other
                                                                 mutual    funds    for    which   NB
                                                                 Management    acts   as   investment
                                                                 manager or administrator.


Cornelius T. Ryan (68)                Trustee of each Trust      General  Partner of Oxford  Partners
Oxford Bioscience Partners                                       and   Oxford   Bioscience   Partners
315 Post Road West                                               (venture capital  partnerships)  and
Westport, CT  06880                                              President    of    Oxford    Venture
                                                                 Corporation;  Director  of  Capital
                                                                 Cash Management Trust (money market
                                                                 fund) and Prime Cash Fund.

Gustave H. Shubert (70)               Trustee of each Trust      Senior Fellow/Corporate  Advisor and
13838 Sunset Boulevard                                           Advisory    Trustee   of   Rand   (a
Pacific Palisades, CA   90272                                    non-profit  public interest research
                                                                 institution)  since 1989;  Honorary
                                                                 Member of the Board of Overseers of
                                                                 the  Institute  for Civil  Justice,
                                                                 the Policy  Advisory  Committee  of
                                                                 the  Clinical  Scholars  Program at
                                                                 the University of  California,  the
                                                                 American    Association   for   the
                                                                 Advancement of Science, the Counsel
                                                                 on  Foreign   Relations,   and  the
                                                                 Institute  for  Strategic   Studies
                                                                 (London);  advisor  to the  Program
                                                                 Evaluation and Methodology Division
                                                                 of  the  U.S.  General   Accounting
                                                                 Office;    formerly   Senior   Vice
                                                                 President and Trustee of Rand.




                                                 25

                                      Positions Held With
Name, Age, and Address(1)             The Trusts                 Principal Occupation(s)(2)
-------------------------             ----------                 --------------------------


Daniel J. Sullivan (60)               Vice  President  of  each  Senior   Vice    President   of   NB
                                      Trust                      Management    since    1992;    Vice
                                                                 President   of  nine  other   mutual
                                                                 funds for which NB  Management  acts
                                                                 as     investment     manager     or
                                                                 administrator.

Peter E. Sundman* (40)                Chairman  of  the  Board,  Executive    Vice    President   and
                                      Chief  Executive  Officer  Director of Neuberger  Berman,  Inc.
                                      and Trustee of each Trust  (holding  company);   President  and
                                                                 Director    of    NB    Management;
                                                                 Principal of Neuberger  Berman from
                                                                 1997  to  1999;   Chairman  of  the
                                                                 Board,  President,  Chief Executive
                                                                 Officer   and/or  Trustee  of  nine
                                                                 other  mutual  funds  for  which NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.

Michael J. Weiner (52)                Vice     President    and  Principal of  Neuberger  Berman from
                                      Principal       Financial  1998-99;  Senior Vice  President  of
                                      Officer of each Trust      NB Management since 1992;  Treasurer
                                                                 of NB Management from 1992 to 1996;
                                                                 Vice    President   and   Principal
                                                                 Financial  Officer  of  nine  other
                                                                 mutual    funds    for   which   NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.


Celeste Wischerth (38)                Assistant   Treasurer  of  Employee    of    NB     Management;
                                      each Trust                 Assistant  Treasurer  since  1996 of
                                                                 nine other  mutual  funds for which
                                                                 NB  Management  acts as  investment
                                                                 manager or administrator.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of each Trust by virtue of the fact that they are officers and/or directors of NB Management and

Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust and Managers Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following  table  sets  forth   information   concerning  the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                                     TABLE OF COMPENSATION
                                 FOR FISCAL YEAR ENDED 8/31/99


                                          Aggregate        Total  Compensation from Investment
                                         Compensation      Companies in the Neuberger Berman
Name and Position With the Trust       From the Trust      Fund Complex Paid to Trustees
--------------------------------       --------------      -----------------------------

Faith Colish                               $21,602                       $96,500
Trustee                                                            (5 other investment
                                                                       companies)


Stanley Egener*                              $ 0                           $ 0
Chairman of the Board, Chief                                       (9 other investment
Executive Officer, and Trustee                                         companies)


Howard A. Mileaf                           $22,433                       $64,250
Trustee                                                            (4 other investment
                                                                       companies)

Edward I. O'Brien                          $23,069                       $61,750
Trustee                                                            (3 other investment
                                                                       companies)

John T. Patterson, Jr.                     $23,341                       $66,500
Trustee                                                            (4 other investment
                                                                       companies)


                                       27

                                          Aggregate        Total  Compensation from Investment
                                         Compensation      Companies in the Neuberger Berman
Name and Position With the Trust       From the Trust      Fund Complex Paid to Trustees
--------------------------------       --------------      -----------------------------

John P. Rosenthal                          $22,429                       $64,250
Trustee                                                            (4 other investment
                                                                       companies)

Cornelius T. Ryan                          $19,771                       $52,750
Trustee                                                            (3 other investment
                                                                       companies)

Gustave H. Shubert                         $22,251                       $59,500
Trustee                                                            (3 other investment
                                                                       companies)


Lawrence Zicklin*                            $ 0                           $ 0
President and Trustee                                              (5 other investment
                                                                       companies)

* Retired, October 27, 1999.

            At March 31, 2000, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR


            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Portfolio was authorized by the Board of Trustees to become subject to the Management Agreement on January 27, 2000 and became subject to it on April 17, 2000. The Management Agreement was approved by the holders of the interests in the Portfolio on April 17, 2000.


            The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (one of whom is an officer of Neuberger Berman and NB Management), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996. ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

            Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

            From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.85% of the Portfolio's average daily net assets.

            NB Management provides administrative services to the Fund that includes furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.26% of the Fund's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate third parties for accounting and other services.


            NB Management has contractually undertaken to reimburse the Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 2.00% per annum of the Fund's average daily net assets. This undertaking lasts until December 31,

2003. The Fund has contractually undertaken to reimburse NB Management, until December 31, 2006, for the excess expenses paid by NB Management, provided the reimbursements do not cause the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 2.00% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.


            The Management Agreement continues until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 2000. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER


            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Portfolio was authorized by the Board of Trustees to become subject to the Sub-Advisory Agreement on January 27, 2000 and became subject to it on April 17, 2000. The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on April 17, 2000.


            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED


            As of December  31, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $18.7 billion. NB Management currently serves as investment manager of the following investment companies:


                                                                   Approximate Net Assets at
     Name                                                               December 31, 1999
     ----                                                               -----------------

Neuberger Berman Cash Reserves Portfolio.......................................$ 1,067,386,621
     (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio......................................$ 496,244,470
     (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio........................................$ 17,717,320
     (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio.................................$ 264,519,644
     (investment  portfolio  for  Neuberger  Berman  Limited  Maturity Bond Fund and Neuberger
     Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio.......................................$ 301,713,416
     (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio...................................$ 32,652,269
     (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Century Portfolio................................................$ 12,994,259
     (investment  portfolio for Neuberger  Berman  Century Fund and Neuberger  Berman  Century
     Trust)

Neuberger Berman Focus Portfolio...............................................$ 1,772,136,921
     (investment  portfolio for Neuberger Berman Focus Fund, Neuberger Berman Focus Trust, and
     Neuberger Berman Focus Assets)



                                       31

Neuberger Berman Genesis Portfolio.............................................$ 1,619,248,797
     (investment  portfolio for Neuberger Berman Genesis Fund, Neuberger Berman Genesis Trust,
     Neuberger Berman Genesis Assets and Neuberger Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio..........................................  $ 4,406,419,837
     (investment  portfolio for Neuberger  Berman  Guardian Fund,  Neuberger  Berman  Guardian
     Trust, and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio.........................................$ 195,064,579
     (investment  portfolio  for Neuberger  Berman  International  Fund and  Neuberger  Berman
     International Trust)

Neuberger Berman Manhattan Portfolio.............................................$ 901,991,808
     (investment  portfolio for Neuberger  Berman  Manhattan Fund,  Neuberger Berman Manhattan
     Trust, and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio............................................$ 214,859,495
     (investment  portfolio for Neuberger Berman Millennium Fund,  Neuberger Berman Millennium
     Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio............................................$ 3,489,710,309
     (investment  portfolio for Neuberger  Berman  Partners Fund,  Neuberger  Berman  Partners
     Trust, and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio................................................$ 33,586,640
     (investment  portfolio for Neuberger  Berman  Regency Fund and Neuberger  Berman  Regency
     Trust)

Neuberger Berman Socially Responsive Portfolio...................................$ 146,960,016
     (investment  portfolio for Neuberger Berman Socially  Responsive  Fund,  Neuberger Berman
     Socially Responsive Trust, and Neuberger Berman Socially Responsive Assets)

Advisers Managers Trust (seven series).........................................$ 2,442,187,166

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the

Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT


            The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Richard A. Cantor, Director and Chairman; Robert Matza, Director; Theodore P. Giuliano, Director and Vice President; Michael M. Kassen, Director, Executive Vice President and Chief Investment Officer; Barbara Katersky, Senior Vice President; Irwin Lainoff, Director; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; Michael J. Weiner, Senior Vice President; and Lawrence Zicklin, Director.

            The directors and officers of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence
J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Michael J. Weiner, Senior Vice President; Marvin C. Schwartz, Managing Director.

            Messrs. Giuliano, Sundman, Sullivan, and Weiner are officers of each Trust.

            Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.


                          DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreements.


                       ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Managers Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

            Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

            Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                       ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other series of the Trust or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
   Neuberger Berman Century Fund  Invests    mainly   in   common    stocks   of
                                  large-capitalization companies. The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

   Neuberger Berman Focus Fund    Invests  principally in common stocks selected
                                  from 13 multi-industry sectors of the economy.
                                  To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors of the economy believed by the portfolio managers to be undervalued.

   Neuberger Berman Genesis Fund  Invests  primarily in stocks of companies with small market capitalizations (up to $1.5 billion at the time of the Portfolio's investment). Portfolio managers seek to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

   Neuberger Berman Guardian Fund A  growth   and  income   fund  that   invests
                                  primarily in stocks of established, high-quality companies that are not well followed on Wall Street or are temporarily out of favor.

   Neuberger Berman               Seeks   long-term   capital   appreciation  by
   International Fund             investing  primarily in foreign  stocks of any
                                  capitalization, both in developed economies and in emerging markets. Portfolio manager seeks undervalued companies in countries with strong potential for growth.

   Neuberger Berman Manhattan     Invests  in  securities  believed  to have the
   Fund                           maximum   potential  for   long-term   capital
                                  appreciation. Portfolio managers seek stocks of companies that are projected to grow at above-average rates and that appear to the managers poised for a period of accelerated earnings.

   Neuberger Berman Millennium    Seeks long-term growth of capital by investing
   Fund                           primarily     in     common      stocks     of
                                  small-capitalization   companies,   which   it
                                  defines as those with a total  market value of
                                  no  more  than  $1.5  billion  at the  time of
                                  initial investment.  The portfolio co-managers
                                  take a growth  approach  to  stock  selection,
                                  looking  for  new  companies  that  are in the
                                  developmental stage as well as older companies
                                  that  appear  poised  to grow  because  of new
                                  products,  markets or  management.  Factors in
                                  identifying  these firms may include financial
                                  strength,   a  strong  position   relative  to
                                  competitors   and  a  stock   price   that  is
                                  reasonable relative to its growth rate.

   Neuberger Berman               Seeks capital  growth through an approach that
   Partners Fund                  is   intended   to   increase   capital   with
                                  reasonable risk. Portfolio managers look at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman               Seeks long-term growth of capital by investing
   Regency Fund                   primarily     in     common      stocks     of
                                  mid-capitalization companies which the manager believes have solid fundamentals.

   Neuberger Berman               Seeks   long-term   capital   appreciation  by
   Socially Responsive Fund       investing in common  stocks of companies  that
                                  meet both financial and social criteria.

INCOME FUNDS

Neuberger Berman                    A U.S. Government money market fund seeking
Government Money Fund               maximum safety and liquidity and the highest
                                    available current income.  The corresponding
                                    portfolio  invests  only  in  U.S.  Treasury
                                    obligations    and   other   money    market
                                    instruments backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.


Neuberger  Berman Cash Reserves     A money  market  fund  seeking  the  highest
                                    current  income  consistent  with safety and
                                    liquidity.   The   corresponding   portfolio
                                    invests   in   high-quality   money   market
                                    instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                    Seeks the highest current income  consistent
Limited Maturity Bond Fund          with low  risk to  principal  and  liquidity
                                    and,   secondarily,    total   return.   The
                                    corresponding   portfolio  invests  in  debt
                                    securities,   primarily   investment  grade;
                                    maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

Neuberger Berman                    Seeks high current  income and, secondarily,
High Yield Bond Fund                capital  growth, by  investing  primarily in
                                    lower-rated debt securities; also invests in
                                    investment   grade    income-producing   and
                                    non-income-producing    debt   and    equity
                                    securities.

MUNICIPAL FUNDS

Neuberger Berman                    A money  market  fund  seeking  the  maximum
Municipal Money                     current  Fund  income  exempt  from  federal
                                    income  tax,   consistent  with  safety  and
                                    liquidity.   The   corresponding   portfolio
                                    invests    in    high-quality,    short-term
                                    municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal          Seeks high  current  tax-exempt  income with
Securities Trust                    low  risk  to   principal,   limited   price
                                    fluctuation, and liquidity and, secondarily,
                                    total return.  The  corresponding  portfolio
                                    invests  in   investment   grade   municipal
                                    securities. Maximum average duration of 10 years.

------------------------
*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

            The Fund described herein, and any of the Neuberger Berman Funds described above, may terminate or modify its exchange privilege in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Neuberger Berman Income and Municipal Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

            There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                      ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND


            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.



                      DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income, (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

            A cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

            Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            To qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            Certain investment portfolios managed by NB Management have received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, NB Management believes the reasoning thereof and hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts and listed options thereon subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

            The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

            The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

            As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.



                            PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the writing of covered call options on its securities.


            Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.


            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act,  commissions  paid by the Portfolio to Neuberger
Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The  Portfolio  expects  that  it  will  execute  a  portion  of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of the Portfolio and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            An investment team is primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. The team is made up from members of the Neuberger Berman Growth Group, headed by Jennifer Silver, Vice President of Neuberger Berman Management, and Managing Director of Neuberger Berman, LLC.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                           REPORTS TO SHAREHOLDERS


            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND


            The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series. Each series of the Trust invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.



            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."


            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

THE PORTFOLIO


            The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eleven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


            FUND'S INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. A series of another investment company, Neuberger Berman Equity Trust ("Equity Trust") invests all of its net assets in the Portfolio. Equity Trust does not sell their shares directly to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Trust) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by a series of Equity Trust or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


            The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the

Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                         CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for their securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. In addition, State Street serves as transfer agent for the Portfolio.



                           INDEPENDENT ACCOUNTANTS

            The Fund and Portfolio have selected PricewaterhouseCoopers LLP as the independent accountants who will audit their financial statements.



                                LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                            REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                  Appendix A


               RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - BONDS rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - BONDS rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds RATED A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - BONDS rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds RATED BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is RESERVED for income bonds on which no interest is being paid.

         D - Bonds rated D are In default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings ABOVE may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         MOODY'S CORPORATE BOND RATINGS:

         Aaa - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba ARE judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B GENERALLY lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


         S&P commercial PAPER ratings:

         A-1 - This highest Category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).
         Moody's COMMERCIAL paper ratings

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.
      -     High rates of return on funds employed.
      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      -     Well-established  access  to  a  range  of  financial  markets   and
               assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 90 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits.
-------     --------

                Exhibit                        Description
                Number                         -----------
                ------

                (a)   (1)    Certificate of Trust.  Incorporated by Reference to
                             Post-Effective  Amendment  No.  70 to  Registrant's
                             Registration  Statement,   File  Nos.  2-11357  and
                             811-582 (Filed August 30, 1995).

                      (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                      (3) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                      (4) Schedule A - Current Series of Neuberger Berman Equity Funds. Filed Herewith.

                (b)          By-laws   of   Neuberger   Berman   Equity   Funds.
                             Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (c)   (1)    Trust  Instrument of Neuberger Berman Equity Funds,
                             Articles IV, V, and VI.  Incorporated  by Reference
                             to Post-Effective  Amendment No. 70 to Registrant's
                             Registration  Statement,   File  Nos.  2-11357  and
                             811-582 (Filed August 30, 1995).

                      (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's
                             Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (d)   (1)    (i)     Management    Agreement    Between   Equity
                                     Managers   Trust   and   Neuberger   Berman
                                     Management  Inc.  Incorporated by Reference
                                     to  Post-Effective   Amendment  No.  87  to
                                     Registrant's  Registration Statement,  File
                                     Nos. 2-11357 and 811-582 (Filed October 22,
                                     1999).

                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                                     October 22, 1999).

                      (2)    (i)     Sub-Advisory  Agreement  Between  Neuberger
                                     Berman   Management   Inc.  and   Neuberger
                                     Berman, LLC with Respect to Equity Managers
                                     Trust.   Incorporated   by   Reference   to
                                     Post-Effective    Amendment   No.   70   to
                                     Registrant's  Registration Statement,  File
                                     Nos.  2-11357 and 811-582 (Filed August 30,
                                     1995).

                             (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

                      (3)    (i)     Management    Agreement    Between   Global
                                     Managers   Trust   and   Neuberger   Berman
                                     Management Inc..  Incorporated by Reference
                                     to  Post-Effective   Amendment  No.  74  to
                                     Registrant's  Registration Statement,  File
                                     Nos.  2-11357 and 811-582  (Filed  December
                                     15, 1995).

                             (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to
                                     Post-Effective    Amendment   No.   74   to
                                     Registrant's  Registration Statement,  File
                                     Nos.  2-11357 and 811-582  (Filed  December
                                     15, 1995).

                             (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                                     December 15, 1995).

                      (4)    (i)     Sub-Advisory  Agreement  Between  Neuberger
                                     Berman   Management   Inc.  and   Neuberger
                                     Berman, LLC with Respect to Global Managers
                                     Trust.   Incorporated   by   Reference   to
                                     Post-Effective    Amendment   No.   74   to
                                     Registrant's  Registration Statement,  File
                                     Nos.  2-11357 and 811-582  (Filed  December
                                     15, 1995).

                             (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to
                                     Post-Effective    Amendment   No.   74   to
                                     Registrant's  Registration Statement,  File
                                     Nos.  2-11357 and 811-582  (Filed  December
                                     15, 1995).

                (e)   (1)    Distribution  Agreement  Between  Neuberger  Berman
                             Equity Funds and Neuberger  Berman  Management Inc.
                             Incorporated   by   Reference   to   Post-Effective
                             Amendment  No.  87  to  Registrant's   Registration
                             Statement,  File Nos.  2-11357 and  811-582  (Filed
                             October 22, 1999).

                      (2)    Schedule  A - Series  of  Neuberger  Berman  Equity
                             Funds   Currently   Subject  to  the   Distribution
                             Agreement. Filed Herewith.

                (f)          Bonus, Profit Sharing or Pension Plans.  None.

                (g)   (1)    Custodian  Contract Between Neuberger Berman Equity
                             Funds and  State  Street  Bank and  Trust  Company.
                             Incorporated   by   Reference   to   Post-Effective
                             Amendment  No.  74  to  Registrant's   Registration
                             Statement,  File Nos.  2-11357 and  811-582  (Filed
                             December 15, 1995).

                      (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's
                             Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                (h)   (1)    (i)     Transfer   Agency  and  Service   Agreement
                                     Between  Neuberger  Berman Equity Funds and
                                     State   Street  Bank  and  Trust   Company.
                                     Incorporated by Reference to Post-Effective
                                     Amendment    No.    70   to    Registrant's
                                     Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                             (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30,
                                     1995).

                             (iii) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                             (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                      (2)    (i)     Administration  Agreement Between Neuberger
                                     Berman  Equity Funds and  Neuberger  Berman
                                     Management  Inc.  Incorporated by Reference
                                     to  Post-Effective   Amendment  No.  87  to
                                     Registrant's  Registration Statement,  File
                                     Nos. 2-11357 and 811-582 (Filed October 22,
                                     1999).

                             (ii)    Schedule  A - Series  of  Neuberger  Berman
                                     Equity  Funds  Currently   Subject  to  the
                                     Administration Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 22, 1999).


                (i)   (1)    Opinion and Consent of  Kirkpatrick  & Lockhart LLP
                             on  Securities  Matters  with  Respect to Neuberger
                             Berman Equity Funds.  Incorporated  by Reference to
                             Post-Effective  Amendment  No.  77 to  Registrant's
                             Registration  Statement,   File  Nos.  2-11357  and
                             811-582 (Filed December 12, 1997).

                      (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                      (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman International Fund. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                      (4) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Fund. Incorporated by Reference to Post-Effective Amendment No. 81 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 19, 1998).

                      (5) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Regency Fund. Incorporated by Reference to Post-Effective Amendment No. 83 to Registrant's
                             Registration Statement, File Nos. 2-11357 and 811-582 (Filed February 12, 1999).

                      (6) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Century Fund. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's
                             Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 22, 1999).

                      (7) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Technology Fund. Filed Herewith.

                (j)          Consent of Independent Auditors.  None.

                (k)          Financial Statements Omitted from Prospectus. None.

                (l)          Letter of Investment Intent.  None.

                (m)          Plan Pursuant to Rule 12b-1.  None.

                (n)          Financial Data Schedule.  Not Applicable.

                (o)          Plan Pursuant to Rule 18f-3.  None.

                (p)   (1)    Code of Ethics for Registrant and  Neuberger Berman
                             Management Inc.  Filed Herewith.

                      (2)    Code  of   Ethics  for  Equity  Managers  Trust,
                             Neuberger   Berman  Management  Inc. and  Neuberger
                             Berman, LLC.  Filed Herewith.

Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

            No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master funds in which it invests, Equity Managers Trust and Global Managers Trust.)

Item 25.    Indemnification.
--------    ----------------

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

            Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

            Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

            Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB

Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

            Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Adviser and Sub-Adviser.
-------           ---------------------------------------------------------

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management or Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.



NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------
Philip Ambrosio                       Senior Vice President and Chief Financial
Senior Vice President and Chief       Officer, Neuberger Berman Inc.
Financial Officer, Neuberger
Berman

Thomas J. Brophy                      Vice President and Portfolio Manager,
Vice President,                       Columbus Circle Investors.(1)
NB Management

--------------------
(1) Until 1998.


NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Barbara DiGiorgio                     Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice President,             Management Trust; Assistant Treasurer, Advisers
NB Management                         Managers Trust; Assistant Treasurer, Neuberger
                                      Berman Income Funds; Assistant Treasurer,
                                      Neuberger Berman Income Trust; Assistant
                                      Treasurer, Neuberger Berman Equity Funds;
                                      Assistant Treasurer, Neuberger Berman Equity
                                      Trust; Assistant Treasurer, Income Managers
                                      Trust; Assistant Treasurer, Equity Managers
                                      Trust; Assistant Treasurer, Global Managers
                                      Trust; Assistant Treasurer, Neuberger Berman
                                      Equity Assets; Assistant Treasurer, Neuberger
                                      Berman Equity Series.

Robert S. Franklin                    Vice President, High Yield Fixed Income
Vice President,                       Analyst, Prudential Insurance Company.(2)
NB Management

Theodore P. Giuliano                  President and Trustee, Neuberger Berman Income
Vice President and Director, NB       Funds; President and Trustee, Neuberger Berman
Management; Managing                  Income Trust; President and Trustee, Income
Director,Neuberger Berman             Managers Trust.

Michael M. Kassen                     Executive Vice President, Chief Investment
Executive Vice President,             Officer and Director, Neuberger Berman Inc.
Neuberger Berman

Kelly M. Landron                      Assistant Portfolio Manager/Analyst, Neuberger
Vice President,                       Berman.(3)
NB Management

Jeffrey B. Lane                       President, Chief Executive Officer and
President and Chief Executive         Director of Neuberger Berman, Inc.
Officer, Neuberger Berman

Michael F. Malouf                     Portfolio Manager, Dresdner RCM Global
Vice President,                       Investors.(4)
NB Management

Robert Matza                          Executive Vice President, Chief Administrative
Executive Vice President and Chief    Officer and Director, Neuberger Berman, Inc.
Administrative Officer,
Neuberger Berman; Director, NB
Management

S. Basu Mullick                       Portfolio Manager, Ark Asset Management.(5)
Vice President,
NB Management


--------------------
(2) Until 1998.
(3) Until 1998.
(4) Until 1998.
(5) Until 1998.



NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Kevin Handwerker                      Senior Vice President, Secretary and General
Senior Vice President, General        Counsel, Neuberger Berman, Inc.
Counsel and Secretary,
Neuberger Berman











Richard Russell                       Treasurer, Neuberger Berman Advisers Management
Vice President,                       Trust; Treasurer, Advisers Managers Trust;
NB Management                         Treasurer, Neuberger Berman Income Funds;
                                      Treasurer, Neuberger Berman Income Trust;
                                      Treasurer, Neuberger Berman Equity Funds;
                                      Treasurer, Neuberger Berman Equity Trust;
                                      Treasurer, Income Managers Trust; Treasurer,
                                      Equity Managers Trust; Treasurer, Global
                                      Managers Trust; Treasurer, Neuberger Berman
                                      Equity Assets; Treasurer, Neuberger Berman
                                      Equity Series.

Heidi L. Schneider                    Executive Vice President and Director, Neuberger
Executive Vice President, Neuberger   Berman, Inc.
Berman

Benjamin E. Segal                     Assistant Portfolio Manager, GT Global
Vice President, NB Management,        Investment Management(6).
Managing Director, Neuberger Berman

Daniel J. Sullivan                    Vice President, Neuberger Berman Advisers
Senior Vice President,                Management Trust; Vice President, Advisers
NB Management                         Managers Trust; Vice President, Neuberger Berman
                                      Income Funds;  Vice  President,  Neuberger
                                      Berman  Income  Trust;   Vice   President,
                                      Neuberger   Berman  Equity   Funds;   Vice
                                      President,  Neuberger Berman Equity Trust;
                                      Vice  President,  Income  Managers  Trust;
                                      Vice  President,  Equity  Managers  Trust;
                                      Vice  President,  Global  Managers  Trust;
                                      Vice  President,  Neuberger  Berman Equity
                                      Assets;  Vice President,  Neuberger Berman
                                      Equity Series.

--------------------
(6) Until 1998.



NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Peter E. Sundman                      Executive Vice President and Director, Neuberger
President, NB Management; Executive   Berman Inc.; President and Chief Executive
Vice President, Neuberger Berman      Officer, Income Managers Trust; President and
                                      Chief Executive Officer,  Neuberger Berman
                                      Income   Funds;    President   and   Chief
                                      Executive Officer, Neuberger Berman Income
                                      Trust.

Catherine Waterworth                  Managing Director, TCW Group Inc.(7)
Vice President,
NB Management

Michael J. Weiner                     Vice President, Neuberger Berman Advisers
Senior Vice President,                Management Trust; Vice President, Advisers
NB Management; Senior Vice            Managers Trust; Vice President, Neuberger Berman
President, Neuberger Berman           Income Funds; Vice President, Neuberger Berman
                                      Income Trust;  Vice  President,  Neuberger
                                      Berman  Equity  Funds;   Vice   President,
                                      Neuberger   Berman  Equity   Trust;   Vice
                                      President,  Income  Managers  Trust;  Vice
                                      President,  Equity  Managers  Trust;  Vice
                                      President,  Global  Managers  Trust;  Vice
                                      President, Neuberger Berman Equity Assets;
                                      Vice  President,  Neuberger  Berman Equity
                                      Series.

Allan R. White, III                   Portfolio Manager, Salomon Asset Management.(8)
Vice President, NB
Management; Managing  Director,
Neuberger Berman

Celeste Wischerth,                    Assistant Treasurer, Neuberger Berman Advisers
NB Management                         Management Trust; Assistant Treasurer, Advisers
                                      Managers Trust; Assistant Treasurer, Neuberger
                                      Berman Income Funds; Assistant Treasurer,
                                      Neuberger Berman Income Trust; Assistant
                                      Treasurer, Neuberger Berman Equity Funds;
                                      Assistant Treasurer, Neuberger Berman Equity
                                      Trust; Assistant Treasurer, Income Managers
                                      Trust; Assistant Treasurer, Equity Managers
                                      Trust; Assistant Treasurer, Global Managers
                                      Trust; Assistant Treasurer, Neuberger Berman
                                      Equity Assets; Assistant Treasurer, Neuberger
                                      Berman Equity Series.

--------------------
(7) Until 1998.
(8) Until 1998.

         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.          Principal Underwriters.
-------           ----------------------

         (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Assets
                  Neuberger Berman Equity Series
                  Neuberger Berman Equity Trust
                  Neuberger Berman Income Funds
                  Neuberger Berman Income Trust

                  NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


    NAME                            POSITIONS AND OFFICES           POSITIONS AND
    ----                            ---------------------           -------------
                                    WITH UNDERWRITER                OFFICES
                                    ----------------                -------
                                                                    WITH REGISTRANT
                                                                    ---------------

    Ramesh Babu                     Vice President                  None

    Richard A. Cantor               Chairman of the Board           None

    Valerie Chang                   Vice President                  None

    Brooke A. Cobb                  Vice President                  None

    Robert Conti                    Treasurer                       None

    Robert W. D'Alelio              Vice President                  None

    Clara Del Villar                Vice President                  None

    Robert S. Franklin              Vice President                  None

    Robert I. Gendelman             Vice President                  None

    Theodore P. Giuliano            Vice President and Director     None

    Michael M. Kassen               Vice President and Director     President

    Robert L. Ladd                  Vice President                  None

    Josephine Mahaney               Vice President                  None

    Michael F. Malouf               Vice President                  None

    Robert Matza                    Director                        None

    Ellen Metzger                   Secretary                       None

    Basu Mullick                    Vice President                  None





    NAME                            POSITIONS AND OFFICES           POSITIONS AND
    ----                            ---------------------           -------------
                                    WITH UNDERWRITER                OFFICES
                                    ----------------                -------
                                                                    WITH REGISTRANT
                                                                    ---------------

    Janet W. Prindle                Vice President                  None

    Kevin L. Risen                  Vice President                  None

    Ingrid Saukaitis                Vice President                  None

    Benjamin Segal                  Vice President                  None

    Jennifer K. Silver              Vice President                  None

    Kent C. Simons                  Vice President                  None

    Daniel J. Sullivan              Senior Vice President           Vice President

    Peter E. Sundman                President                       Trustee and
                                                                    Chairman of the Board

    Judith M. Vale                  Vice President                  None

    Josephine Velez                 Vice President                  None

    Catherine Waterworth            Vice President                  None

    Michael J. Weiner               Senior Vice President           Vice President and
                                                                    Principal Financial Officer

    Allan R. White, III             Vice President                  None

         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
--------    ---------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 29.    Management Services
--------    -------------------

            Other than as set forth in Parts A and B of this Post-Effective

Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings

            None.

**
                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 90 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 13th day of April, 2000.

                                       EQUITY MANAGERS TRUST


                                      By:   /s/Michael M. Kassen
                                          ---------------------------
                                            Michael M. Kassen
                                            President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 90 has been signed below by the following persons in the capacities and on the date indicated.

Signature                              Title                           Date
---------                              -----                           ----

/s/Peter E. Sundman              Chairman of the Board         April 13, 2000
--------------------------        and Trustee (Chief
Peter E. Sundman                  Executive Officer)



/s/Michael M. Kassen             President and Trustee         April 13, 2000
--------------------------
Michael M. Kassen



/s/Michael J. Weiner             Vice President                April 13, 2000
--------------------------        (Principal Financial
Michael J. Weiner                 Officer)



/s/Richard Russell               Treasurer (Principal          April 13, 2000
--------------------------        Accounting Officer)
Richard Russell

                          (signatures continued on next page)

Signature                        Title                             Date
---------                        -----                             ----

/s/Faith Colish                  Trustee                       April 13, 2000
--------------------------
Faith Colish



/s/Howard A. Mileaf              Trustee                       April 13, 2000
--------------------------
Howard A. Mileaf



/s/Edward I. O'Brien             Trustee                       April 13, 2000
--------------------------
Edward I. O'Brien




                                 Trustee
--------------------------
John T. Patterson, Jr.



/s/John P. Rosenthal             Trustee                       April 13, 2000
--------------------------
John P. Rosenthal



/s/ Cornelius T. Ryan            Trustee                       April 13, 2000
--------------------------
Cornelius T. Ryan



                                 Trustee
----------------------
Gustave H. Shubert

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 90 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 13th day of April, 2000.

                          NEUBERGER BERMAN EQUITY FUNDS


                            By: /s/Michael M. Kassen
                                --------------------------------
                                Michael M. Kassen
                                President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 90 has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title                        Date
---------                               -----                        ----

/s/Peter E. Sundman                Chairman of the Board         April 13, 2000
--------------------------          and Trustee (Chief
Peter E. Sundman                    Executive Officer)



/s/Michael M. Kassen               President and Trustee         April 13, 2000
--------------------------
Michael M. Kassen



/s/Michael J. Weiner               Vice President                April 13, 2000
--------------------------          (Principal Financial
Michael J. Weiner                   Officer)



/s/Richard Russell                 Treasurer (Principal          April 13, 2000
--------------------------          Accounting Officer)
Richard Russell

                       (signatures continued on next page)

Signature                            Title                             Date
---------                            -----                             ----

/s/Faith Colish                    Trustee                       April 13, 2000
--------------------------
Faith Colish



/s/Howard A. Mileaf                Trustee                       April 13, 2000
--------------------------
Howard A. Mileaf



/s/Edward I. O'Brien               Trustee                       April 13, 2000
--------------------------
Edward I. O'Brien



                                   Trustee
--------------------------
John T. Patterson, Jr.



/s/John P. Rosenthal               Trustee                       April 13, 2000
--------------------------
John P. Rosenthal



/s/Cornelius T. Ryan               Trustee                       April 13, 2000
--------------------------
Cornelius T. Ryan



                                   Trustee
--------------------------
Gustave H. Shubert

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 90 ON FORM N-1A
                                INDEX TO EXHIBITS

                Exhibit                              Description
                Number                               -----------
                ------

                (a)   (1)    Certificate of Trust. Incorporated by Reference to
                             Post-Effective Amendment No. 70 to Registrant's
                             Registration Statement, File Nos. 2-11357 and
                             811-582 (Filed August 30, 1995).

                      (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                      (3) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                      (4) Schedule A - Current Series of Neuberger Berman Equity Funds. Filed Herewith.

                (b)          By-laws of Neuberger Berman Equity Funds.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (c)   (1)    Trust Instrument of Neuberger Berman Equity Funds,
                             Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's
                             Registration Statement, File Nos. 2-11357 and
                             811-582 (Filed August 30, 1995).

                      (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                Exhibit                              Description
                Number                               -----------
                ------

                (d)   (1)    (i)     Management Agreement Between Equity
                                     Managers Trust and Neuberger Berman
                                     Management Inc. Incorporated by Reference to Post-Effective Amendment No. 87 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-11357 and 811-582 (Filed October 22,
                                     1999).

                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Filed Herewith.

                              (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                                     October 22, 1999).

                      (2)     (i)    Sub-Advisory Agreement Between Neuberger
                                     Berman Management Inc. and Neuberger
                                     Berman, LLC with Respect to Equity Managers
                                     Trust. Incorporated by Reference to
                                     Post-Effective Amendment No. 70 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-11357 and 811-582 (Filed August 30,
                                     1995).

                Exhibit                              Description
                Number                               -----------
                ------

                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

                      (3)     (i)    Management Agreement Between Global
                                     Managers Trust and Neuberger Berman
                                     Management Inc.. Incorporated by Reference to Post-Effective Amendment No. 74 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-11357 and 811-582 (Filed December
                                     15, 1995).

                              (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                              (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                                     December 15, 1995).

                      (4)     (i)    Sub-Advisory Agreement Between Neuberger
                                     Berman Management Inc. and Neuberger
                                     Berman, LLC with Respect to Global Managers
                                     Trust. Incorporated by Reference to
                                     Post-Effective Amendment No. 74 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-11357 and 811-582 (Filed December
                                     15, 1995).

                              (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                (e)   (1)    Distribution Agreement Between Neuberger Berman
                             Equity Funds and Neuberger Berman Management Inc.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 87 to Registrant's Registration
                             Statement, File Nos. 2-11357 and 811-582 (Filed
                             October 22, 1999).

                      (2) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Distribution Agreement. Filed Herewith.

                (f)          Bonus, Profit Sharing or Pension Plans.  None.

                (g)   (1)    Custodian Contract Between Neuberger Berman Equity
                             Funds and State Street Bank and Trust Company.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 74 to Registrant's Registration
                             Statement, File Nos. 2-11357 and 811-582 (Filed
                             December 15, 1995).

                      (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                Exhibit                              Description
                Number                               -----------
                ------

                (h)   (1)    (i)     Transfer Agency and Service Agreement
                                     Between Neuberger Berman Equity Funds and
                                     State Street Bank and Trust Company.
                                     Incorporated by Reference to Post-Effective
                                     Amendment No. 70 to Registrant's
                                     Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                              (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30,
                                     1995).

                              (iii) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                              (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                      (2)     (i)    Administration Agreement Between Neuberger
                                     Berman Equity Funds and Neuberger Berman
                                     Management Inc. Incorporated by Reference to Post-Effective Amendment No. 87 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-11357 and 811-582 (Filed October 22,
                                     1999).

                              (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. Filed Herewith.

                              (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 22, 1999).

                (i)   (1)    Opinion and Consent of Kirkpatrick & Lockhart LLP
                             on Securities Matters with Respect to Neuberger
                             Berman Equity Funds. Incorporated by Reference to
                             Post-Effective Amendment No. 77 to Registrant's
                             Registration Statement, File Nos. 2-11357 and
                             811-582 (Filed December 12, 1997).

                      (2) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                Exhibit                              Description
                Number                               -----------
                ------

                      (3) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman International Fund. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                      (4) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Fund. Incorporated by Reference to Post-Effective Amendment No. 81 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 19, 1998).

                      (5) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Regency Fund. Incorporated by Reference to Post-Effective Amendment No. 83 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed February 12, 1999).

                      (6) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Century Fund. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 22, 1999).

                      (7) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Technology Fund. Filed Herewith.

                (j)          Consent of Independent Auditors. None.

                (k)          Financial Statements Omitted from Prospectus. None.

                (l)          Letter of Investment Intent.  None.

                (m)          Plan Pursuant to Rule 12b-1.  None.

                (n)          Financial Data Schedule.  Not Applicable.

                (o)          Plan Pursuant to Rule 18f-3.  None.

                (p)   (1)    Code of Ethics for Registrant and  Neuberger Berman
                             Management Inc.  Filed Herewith.

                      (2)    Code  of   Ethics  for  Equity  Managers  Trust,
                             Neuberger   Berman  Management  Inc. and  Neuberger
                             Berman, LLC.  Filed Herewith.